Right of Use Assets (Details) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Right of Use Assets (Details) [Line Items]
Total cost	$ 1,400,422	$ 1,413,598		$ 3,099,564
Number of industrial land use rights	2	2	2	3
Book net value		$ 1,808,882
Accumulated amortization cost	$ 172,029
Highest bidder amount		$ 11,420,000	¥ 74,520
Land use right [Member]
Right of Use Assets (Details) [Line Items]
Book net value	$ 1,572,451